Transactions and Balances With Related Parties (Details)	Apr. 21, 2019 USD ($)
Co-Founders | Accrued Expenses and Other Current Liabilities
Related Party Transaction [Line Items]
Settlement of claims relating to continued benefits	$ 200,000